UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21569
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Pioneer Asset Allocation Trust
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  July 1, 2017 to June 30, 2018

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Asset Allocation Trust

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 15, 2018

====================== Pioneer Solutions - Balanced Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Pioneer Solutions - Conservative Fund =====================

ADVISERS INVESTMENT TRUST

Ticker:       IFPUX-US       Security ID:  00770G797
Meeting Date: SEP 25, 2017   Meeting Type: Special
Record Date:  JUN 14, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       For          Management
      between Advisers Investment Trust  and
      J O Hambro Capital Management Limited

======================= Pioneer Solutions - Growth Fund ========================

ADVISERS INVESTMENT TRUST

Ticker:       IFPUX-US       Security ID:  00770G797
Meeting Date: SEP 25, 2017   Meeting Type: Special
Record Date:  JUN 14, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       For          Management
      between Advisers Investment Trust  and
      J O Hambro Capital Management Limited

========== END NPX REPORT